As filed with the Securities and Exchange Commission on June 25, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 90.8%
Closed End Funds - 1.4%
17,880	ACM Income Fund Inc.	$146,974
4,825	BlackRock Limited Duration Income Trust	71,410
3,740	BlackRock Preferred Opportunity Trust Fund	61,598
4,470	BlackRock Strategic Bond Trust	50,824
19,434	Calamos Convertible Opportunities and Income Fund	266,634
32,240	Nuveen Quality Preferred Income Fund II	353,028
		950,468
Consumer Discretionary - 6.8%
5,000	Cedar Fair, LP	116,250
75,200	Centerplate, Inc.	740,720
2,491	Cherokee, Inc.	83,872
10,000	Dominos Pizza, Inc. - Class A	134,900
40,000	McDonald's Corp.	2,230,800
58,300	Regal Entertainment Group - Class A	1,124,607
26,000	Saks, Inc. (a)	324,220
		4,755,369
Consumer Staples - 17.6%
9,000	Alberto-Culver Co.	246,690
4,250	Altria Group, Inc.	94,350
22,000	Anheuser-Busch Companies, Inc.	1,043,900
1,600	Arctic Glacier Income Fund	14,294
25,000	B & G Foods, Inc. - Class A	275,000
73,950	B & G Foods, Inc. - EIS	1,400,613
7,035	H.J. Heinz & Co.	330,434
24,000	Hershey Co./The	904,080
28,000	Imperial Sugar Co.	526,960
7,000	Kimberly-Clark Corp.	451,850
17,812	Kraft Foods, Inc. - Class A	552,350
8,000	Lancaster Colony Corp.	319,680
12,526	Loews Corp - Carolina Group	908,761
4,250	Philip Morris International Inc. (a)	214,965
10,160	Procter & Gamble Co./The	711,911
21,600	Reddy Ice Holdings, Inc.	281,448
5,346	Reynolds American, Inc.	315,575
20,000	Unilever Plc - ADR	674,400
16,132	UST, Inc.	879,517
63,346	Vector Group Ltd.	1,114,256
20,500	Wal-Mart Stores, Inc.	1,079,940
		12,340,974
Energy - 12.6%
8,100	BP Plc - ADR	491,265
4,400	Buckeye Partners LP	202,840
9,783	Chevron Corp.	835,077
9,000	Dorchester Minerals LP	189,000
7,500	Enbridge Energy Partners LP	356,625
3,700	Energy Transfer Partners LP	168,979
5,200	Enterprise Products Partners LP	154,440
16,938	Exxon Mobil Corp.	1,432,616
5,700	Kinder Morgan Energy Partners LP	311,733
11,250	Nustar Energy LP	544,950
17,000	Occidental Petroleum Corp.	1,243,890
1,200	ONEOK Partners, LP	69,000
24,806	Penn West Energy Trust	694,072
9,800	Plains All American Pipeline LP	465,892
13,100	Precision Drilling Trust	303,920
85,000	Spectra Energy Income Fund	931,609
13,300	TEPPCO Partners LP	458,717
		8,854,625
Financials - 7.1%
67,170	Babcock & Brown Air Ltd - ADR (a)	1,091,513
17,952	Bank of America Corp.	680,560
5,901	Comerica, Inc.	207,007
17,870	First Commonwealth Financial Corp.	207,113
28,159	FirstMerit Corp.	581,765
8,733	KeyCorp	191,690
5,935	NBT Bancorp, Inc.	131,757
15,472	Regions Financial Corp.	305,572
7,709	Susquehanna Bancshares, Inc.	157,032
15,000	TD Ameritrade Holding Corp. (a)	247,650
6,067	Travelers Companies, Inc./The	290,306
46,050	Trustco Bank Corp.	409,385
10,000	U.S. Bancorp	323,600
7,513	Whitney Holding Corp.	186,247
		5,011,197
Health Care - 3.6%
32,940	Bristol-Myers Squibb Co.	701,622
20,000	Health Management Associates, Inc. - Class A	105,800
11,000	Johnson & Johnson	713,570
9,150	Merck & Co., Inc.	347,242
32,000	Pfizer Inc.	669,760
		2,537,994
Industrials - 5.0%
1,400	3M Co.	110,810
3,600	Cooper Industries Ltd.	144,540
25,000	Deluxe Corp.	480,250
5,940	Donnelley (R.R.) & Sons Co.	180,041
6,122	Federal Signal Corp.	85,463
32,997	General Electric Co.	1,221,219
1,872	Honeywell International, Inc.	105,618
4,074	Landauer, Inc.	205,085
1,000	Macquarie Infrastructure Co. Trust	29,130
32,000	Olin Corp.	632,320
7,400	Standard Register Co./The	57,646
3,753	Weyerhaeuser Co.	244,095
		3,496,217
Information Technology & Telecommunication Services - 5.6%
20,621	AT&T, Inc.	789,784
18,000	Citizens Communications Co.	188,820
55,900	Consolidated Communications Holdings, Inc.	845,767
17,000	Iowa Telecommunications Services, Inc.	301,410
20,000	Microsoft Corp.	567,600
12,867	Verizon Communications, Inc.	469,002
63,500	Windstream Corp.	758,825
		3,921,208
Materials - 2.6%
36,000	Acadian Timber Income Fund	352,477
8,000	Ashland Inc.	378,400
11,924	Domtar Corp. (a)	81,441
10,688	Dow Chemical Co./The	393,853
3,980	Du Pont (E.I.) de Nemours and Co.	186,105
4,000	Southern Copper Corp.	415,320
		1,807,596
REITS - 14.6%
2,500	AmREIT	17,875
8,914	Camden Property Trust	447,483
15,000	Cedar Shopping Centers Inc.	175,200
10,264	Colonial Properties Trust	246,849
2,000	Entertainment Properties Trust	98,660
11,000	Equity One, Inc.	263,670
26,631	First Industrial Realty Trust, Inc.	822,632
20,609	Glimcher Realty Trust	246,484
29,046	Health Care Properties Investors, Inc.	982,045
11,612	Health Care REIT, Inc.	524,050
17,000	Healthcare Realty Trust, Inc.	444,550
101,313	HRPT Properties Trust	681,837
15,000	Lexington Realty Trust	216,150
15,385	Liberty Property Trust	478,627
4,838	Macerich Co./The	339,966
12,430	Mack-Cali Realty Corp.	443,875
38,879	Nationwide Health Properties, Inc.	1,312,166
16,973	Pennsylvania Real Estate Investment Trust	413,971
10,036	Sovran Self Storage, Inc.	428,638
24,492	Tanger Factory Outlet Centers, Inc.	942,207
3,500	Vornado Realty Trust	301,735
13,115	Washington Real Estate Investment Trust	438,303
		10,266,973
Shipping & Transportation - 4.3%
70,400	Aries Maritime Transport Ltd.	404,800
11,000	Arlington Tankers Ltd.	231,000
20,000	Diana Shipping, Inc.	526,400
15,100	Double Hull Tankers, Inc.	160,211
6,000	Eagle Bulk Shipping, Inc.	154,560
13,500	General Maritime Corp.	318,735
55,000	Jazz Air Income Fund	423,304
12,000	Knightsbridge Tankers Ltd.	320,160
11,000	Nordic American Tanker Shipping Limited	308,000
7,000	Ship Finance International Ltd.	183,960
		3,031,130
Utilities - 9.6%
8,200	Amerigas Partners LP	247,230
15,000	Atmos Energy Corp.	382,500
4,536	Cleco Corp.	100,608
6,755	DTE Energy Co.	262,702
9,506	Duke Energy Corp.	169,682
16,000	Energy East Corp.	385,920
12,452	Equitable Resources, Inc.	733,423
7,300	Ferrellgas Partners LP	153,957
17,500	Great Plains Energy Inc.	431,375
24,010	Hawaiian Electric Industries, Inc.	573,119
7,977	Integrys Energy Group, Inc.	372,047
11,986	National Fuel Gas Co.	565,859
4,682	NiSource, Inc.	80,718
8,396	Northwest Natural Gas Co.	364,722
4,000	OGE Energy Corp.	124,680
4,185	Pinnacle West Capital Corp.	146,810
10,329	Progress Energy, Inc.	430,719
4,753	Spectra Energy Corp.	108,131
11,200	Suburban Propane Partners LP	434,896
25,000	United Utilities Plc - ADR	686,190
		6,755,288
TOTAL COMMON STOCKS (Cost $63,135,125)		63,729,039
PREFERRED STOCKS - 0.1%
Financials - 0.0%
1,500	Bank Of America Corporation (a)	37,800
REITS - 0.1%
1,760	Public Storage	40,128
TOTAL PREFERRED STOCKS ($81,275)		77,928
SHORT TERM INVESTMENT - 8.6%
Money Market Investment - 8.6%
6,046,813	First American Prime Obligations Fund	6,046,813
TOTAL SHORT TERM INVESTMENT ($6,046,813)		6,046,813

TOTAL INVESTMENTS ($69,263,213) - 99.5%		69,853,780
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		325,828
TOTAL NET ASSETS - 100.0%		$70,179,608

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 69,853,780	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 69,853,780	$ —

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

Principal
Amount		Coupon Rate	Maturity Date		Value

CORPORATE BONDS: 32.1%
Consumer Discretionary: 4.0%
$ 300,000	Anheuser-Busch Cos, Inc.	9.000%	12/01/2009		$ 327,803
544,504	FedEx Corp.	7.020%	01/15/2016		575,814
500,000	Home Depot, Inc. (b)	5.400%	03/01/2016		469,973
500,000	Marriott International Inc.	5.625%	02/15/2013		482,665
500,000	Time Warner, Inc.	6.875%	05/01/2012		516,168
					2,372,423
Consumer Staples: 0.5%
250,000	WM Wrigley Jr Co.	4.650%	07/15/2015	(b)	251,914
Education: 1.8%
1,000,000	President and Fellows of Harvard College	6.300%	10/01/2037		1,076,180
Energy: 2.9%
130,000	Burlington Resources, Inc.	8.200%	03/15/2025		160,160
200,000	Conoco Phillips	9.375%	02/15/2011		230,643
100,000	Louisiana Land & Exploration	7.650%	12/01/2023		119,875
325,000	Noble Corp.	6.950%	03/15/2009		335,377
300,000	Northern State Power (A Minnesota Corporation)	8.000%	08/28/2012		346,495
500,000	Valero Energy Corp.	6.125%	06/15/2017		504,933
					1,697,483
Financials: 19.2%
456,000	American Capital Equity II	8.500%	07/01/2030		509,533
250,000	American General Finance	6.900%	12/15/2017		244,319
130,000	Bank of America Corp.	7.800%	02/15/2010		138,969
375,000	BB&T Corp.	5.200%	12/23/2015		356,415
500,000	Berkshire Hathaway	4.750%	05/15/2012		519,669
250,000	CIT Group Inc.	6.125%	08/15/2016		135,203
500,000	Deutsche Bank AG	6.000%	06/05/2017		502,257
125,000	First Union Corp.	6.300%	04/15/2028		125,079
400,000	General Electric Capital Corp.	5.242%	09/12/2011	(a)	401,028
250,000	General Electric Capital Corp.	5.310%	02/01/2011		251,250
200,000	General Electric Capital Corp.	5.375%	06/15/2015		203,229
500,000	General Electric Capital Corp.	5.500%	10/06/2017		493,399
500,000	General Electric Capital Corp.	5.500%	11/15/2011		504,831
250,000	Goldman Sachs Group, Inc.	5.350%	01/15/2016		243,904
500,000	Goldman Sachs Group, Inc.	5.625%	01/15/2017		479,663
340,000	JP Morgan Chase & Co.	7.000%	11/15/2009		355,249
500,000	JP Morgan Chase Bank	6.700%	08/15/2008		506,744
250,000	Lehman Brothers Holdings, Inc.	2.540%	07/14/2008	(a)	248,004
250,000	Lehman Brothers Holdings, Inc.	2.580%	09/08/2008	(a)	245,477
500,000	Lehman Brothers Holdings, Inc.	7.875%	08/15/2010		511,944
500,000	Lehman Brothers Holdings, Inc.	7.000%	09/28/2037		421,220
500,000	Nationsbank Corp.	7.250%	10/15/2025		528,500
595,000	NB Capital Trust IV	8.250%	04/15/2027		611,345
761,514	New Valley Generation II	5.572%	05/01/2020		816,114
200,000	Regions Financial Corp.	7.750%	09/15/2025		208,272
300,000	Republic New York Corp.	9.700%	02/01/2009		313,230
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/2013		290,572
325,000	Suntrust Banks, Inc.	6.000%	02/15/2026		269,539
300,000	Susa Partnership L P	7.500%	12/01/2027		356,953
500,000	Toyota Motor Credit Corp. (b)	5.750%	02/17/2017		505,190
					11,297,101
Industrials: 1.0%
600,000	Thomas & Betts Corp.	6.625%	05/07/2008		601,258
Telecommunication Services: 0.3%
180,000	Airtouch Communication Vodafone Group	6.650%	05/01/2008		180,300

Utilities: 2.4%
300,000	Duke Energy Corp.	4.200%	10/01/2008	(b)	301,054
300,000	National Rural Utilities	6.550%	11/01/2008		323,993
500,000	Pacificorp	5.450%	09/15/2013		527,462
250,000	Rochester Gas & Electric Corp.	5.840%	12/22/2008		254,600
					1,407,109
TOTAL CORPORATE BONDS (Cost $18,961,376)					18,883,768

MUNICIPAL BONDS: 0.9%
495,000	Florida State Municipal Power Agency	4.961%	10/01/2025	(a)	495,000
25,000	New Orleans Finance Authority	5.800%	07/15/2021	(a)	25,000
TOTAL MUNICIPAL BONDS (Cost $520,000)					520,000

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.4%
Federal Home Loan Mortgage Corporation: 3.3%
250,000	Series 2668, Class OE	5.000%	10/15/2028		254,923
750,000	Series 3165, Class NC	5.500%	01/15/2032		768,217
166,449	Series R006, Class AK	5.750%	12/15/2018		169,934
710,000	Series 3165, Class GC	6.000%	05/15/2032		735,241
					1,928,315
Federal Home Loan Mortgage Corporation Gold Certificate: 0.4%
230,898	Pool #G0-2940	5.500%	05/01/2037		233,381

Federal National Mortgage Association: 0.7%
106,754	Series 2004-29, Class WS	5.097%	02/25/2019	(a)	98,085
300,000	Series 2006-63, Class QD	5.500%	02/25/2030		307,815
					405,900
Federal Farm Credit Bank: 9.6%
250,000	…………………………………………………………………	5.375%	03/20/2014		256,345
500,000	…………………………………………………………………	5.600%	11/21/2022		519,454
455,000	…………………………………………………………………	5.850%	12/15/2020		481,012
500,000	…………………………………………………………………	5.950%	09/20/2027		529,197
750,000	…………………………………………………………………	6.000%	12/02/2013		754,285
500,000	…………………………………………………………………	6.050%	10/26/2021		522,613
250,000	…………………………………………………………………	6.100%	11/27/2015		259,121
250,000	…………………………………………………………………	6.150%	06/16/2016		251,806
1,000,000	…………………………………………………………………	6.200%	06/28/2022		1,068,097
1,000,000	…………………………………………………………………	6.500%	07/20/2021		1,045,103
					5,687,033
Federal Home Loan Bank: 16.0%
250,000	…………………………………………………………………	4.250%	07/16/2018		250,204
250,000	…………………………………………………………………	5.190%	03/02/2011		256,047
500,000	…………………………………………………………………	5.300%	03/13/2018		500,168
300,000	…………………………………………………………………	5.340%	04/27/2011		308,992
245,000	…………………………………………………………………	5.350%	01/25/2023		247,597
300,000	…………………………………………………………………	5.370%	03/19/2018		300,103
500,000	…………………………………………………………………	5.500%	04/28/2011		501,134
275,000	…………………………………………………………………	5.500%	10/27/2016		286,636
1,085,000	…………………………………………………………………	5.500%	01/25/2023		1,104,265
250,000	…………………………………………………………………	5.625%	08/28/2013		260,234
200,000	…………………………………………………………………	5.700%	10/17/2018		200,074
300,000	…………………………………………………………………	5.700%	11/05/2019		300,108
100,000	…………………………………………………………………	5.730%	03/22/2019		100,038
1,000,000	…………………………………………………………………	5.750%	05/13/2019	(b)	1,033,516
500,000	…………………………………………………………………	5.819%	07/02/2015	(a)	495,000
300,000	…………………………………………………………………	6.000%	04/25/2016		300,527
500,000	…………………………………………………………………	6.000%	07/10/2018	(a)	467,350
500,000	…………………………………………………………………	6.000%	09/15/2021	(b)	519,313
500,000	…………………………………………………………………	6.000%	11/21/2022		502,163
1,000,000	…………………………………………………………………	6.000%	11/28/2022	(b)	1,011,287
500,000	…………………………………………………………………	6.000%	01/30/2023	(a)	495,000
					9,439,756
Federal Home Loan Mortgage Corporation: 12.1%
300,000	…………………………………………………………………	4.250%	06/18/2018	(a)	300,065
305,000	…………………………………………………………………	5.000%	01/27/2014		305,081
100,000	…………………………………………………………………	5.000%	04/01/2014		100,026
145,000	…………………………………………………………………	5.000%	11/14/2014		145,036
100,000	…………………………………………………………………	5.000%	07/29/2016		100,027
250,000	…………………………………………………………………	5.125%	03/04/2014		250,067
1,000,000	…………………………………………………………………	5.200%	03/05/2019	(b)	1,017,693
250,000	…………………………………………………………………	5.250%	12/12/2017		254,206
250,000	…………………………………………………………………	5.500%	12/12/2017		250,088
300,000	…………………………………………………………………	5.500%	11/24/2015		300,091
170,000	…………………………………………………………………	5.500%	03/18/2019		170,060
100,000	…………………………………………………………………	5.875%	03/06/2037		104,067
500,000	…………………………………………………………………	6.000%	06/18/2014	(b)	502,916
200,000	…………………………………………………………………	6.000%	02/23/2021	(b)	205,381
500,000	…………………………………………………………………	6.000%	10/20/2021		522,533
500,000	…………………………………………………………………	6.000%	08/22/2022		528,515
250,000	…………………………………………………………………	6.000%	08/15/2027		264,746
675,000	…………………………………………………………………	6.050%	08/22/2022		715,241
270,000	…………………………………………………………………	6.125%	04/04/2022		272,296
500,000	…………………………………………………………………	6.200%	06/26/2017		521,957
300,000	…………………………………………………………………	6.350%	07/11/2017		303,230
					7,133,322
Federal National Mortgage Association: 10.3%
118,000	…………………………………………………………………	5.125%	07/16/2018		118,083
405,000	…………………………………………………………………	5.200%	08/24/2017		405,289
100,000	…………………………………………………………………	5.250%	07/28/2018		100,074
500,000	…………………………………………………………………	5.350%	03/21/2023		507,308
750,000	…………………………………………………………………	5.375%	04/11/2022		774,520
100,000	…………………………………………………………………	5.670%	05/16/2025		100,078
300,000	…………………………………………………………………	5.750%	05/01/2013		300,846
500,000	…………………………………………………………………	5.750%	09/22/2020		503,468
500,000	…………………………………………………………………	6.000%	04/04/2016	(b)	500,076
250,000	…………………………………………………………………	6.000%	05/12/2016	(b)	258,188
250,000	…………………………………………………………………	6.000%	04/28/2021		266,832
250,000	…………………………………………………………………	6.000%	06/07/2022		251,441
1,000,000	…………………………………………………………………	6.000%	03/21/2025	(b)	1,007,564
470,000	…………………………………………………………………	6.160%	10/06/2021		477,953
500,000	…………………………………………………………………	6.020%	05/09/2022		501,674
					6,073,394
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,310,911)					30,901,101

Shares					Value
COMMON STOCKS: 2.9%
Consumer Discretionary: 0.1%
6,500	Centerplate, Inc. (b)				64,025
Consumer Staples: 0.5%
16,500	Arctic Glacier Income Fund				147,406
7,000	B & G Foods, Inc. - Class A (b)				132,580
1,900	Reddy Ice Holdings, Inc. (b)				24,757
					304,743
Financials: 0.2%
6,000	Babcock & Brown Air Ltd - ADR (a)				97,500
1,500	Lexington Realty Trust (b)				21,615
					119,115
REITS: 0.6%
8,000	Glimcher Realty Trust (b)				149,200
2,000	Health Care Property Investors, Inc. (b)				67,620
5,000	HRPT Property Trust (b)				119,800
					336,620

Shipping & Transportaton: 0.6%
16,600	Aries Maritime Transport Ltd.				95,450
8,000	Double Hull Tankers, Inc. (b)				84,880
25,000	Jazz Air Income Fund				192,411
					372,741
Telecommunication Services: 0.6%
4,000	Consolidated Communications Holdings, Inc. (b)				60,520
8,000	Iowa Telecommunications Services, Inc. (b)				141,840
14,500	Windstream Corp. (b)				173,275
					375,635
Utilities: 0.3%
4,400	Ferrellgas Partners LP				92,796
1,500	Suburban Propane Partners LP				58,245
					151,041
TOTAL COMMON STOCKS (Cost $1,979,753)					1,723,920

PREFERRED STOCKS: 6.8%
Closed End: 5.3%			Rate
10	Advent Claymore Convertable Security (a)		3.544%		250,000
7	Blackrock Preferred Income Strategy Fund (a)		3.544%		175,000
27	Eaton Vance Limited Duration Income Fund Series A (a)		3.610%		675,000
20	Eaton Vance Limited Duration Income Fund Series B (a)		3.323%		500,000
20	Eaton Vance Limited Duration Income Fund Series C (a)		3.231%		500,000
20	Eaton Vance Limited Duration Income Fund Series D (a)		3.308%		500,000
20	Eaton Vance Limited Duration Income Fund Series E (a)		3.261%		500,000
					3,100,000
Consumer Discretionary: 0.3%
7,500	CBS Corp.				165,675

Financials: 1.0%
2,000	Barclays Bank Plc				48,400
8,700	Citigroup Capital XVII (b)				172,347
4,000	Citigroup Capital XIX				91,920
6,000	Merrill Lynch Capital Trust II (b)				118,440
8,000	Royal Bank of Scotland Group Plc, ADR				178,400
					609,507
Utilities - 0.2%
6,000	Xcel Energy Inc.				148,500
TOTAL PREFERRED STOCKS (Cost $4,147,205)					4,023,682

Shares					Value
SHORT-TERM INVESTMENT: 3.6%
Money Market Investment: 3.6%
2,120,812	First American Prime Obligations Fund				2,120,812
TOTAL SHORT TERM INVESTMENT (Cost $2,120,812)					2,120,812

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 17.0%
Certificate of Deposit: 1.3%
$ 382,584	Bank of Scotland, 4.614%, 02/06/09				382,362
382,584	Barclays Bank of New York, 3.361%, 03/16/09				382,584
					764,946
Commercial Paper: 4.2%
382,584	Allstate Life Global Funding, 3.332%, 03/20/09				382,794
191,292	Barton Capital Corp., 3.265%, 04/11/08				191,133
191,292	Falcon Asset Securitization Corp., 3.190%, 04/11/08				191,133
507,722	KKR Atlantic Funding Trust, 3.054%, 03/25/09				446,041
127,528	Sheffield Receivables, 3.053%, 04/08/08				127,450
255,056	Svenska Handelsbanken AB, 4.653%, 02/06/09				254,949
127,528	Thames Asset Global Securitization No. 1 Inc., 2.871%, 06/27/08				126,673
191,292	Three Pillars Funding LLC, 2.906%, 04/14/08				191,089
191,292	Tulip Funding Corp, 2.856%, 04/21/08				190,988
382,584	Wachovia Securities, Inc., 4.753%, 02/04/09				380,621
					2,482,871
Shares
Money Market Investments: 1.1%
159,760	AIM Short-Term Liquid Assets Portfolio - Institutional Class				159,760
497,359	Reserve Primary Fund				497,359
					657,119
Principal Amount
Repurchase Agreements: 10.4%
$ 2,423,029	Lehman Brothers, 3.170%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various corporate bonds,
	valued at $2,544,462. Repurchase proceeds are $2,423,243.)				2,423,029
3,698,308	Morgan Stanley, 2.900%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various collateralized mortgage obligations,
	valued at $3,785,346. Repurchase proceeds are $3,698,606.)				3,698,308
					6,121,337
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $10,065,354)					10,026,273

Total Investments (Cost $68,105,411) - 115.7%					68,199,556
Liabilities in Excess of Other Assets - (15.7)%					(9,254,994)
TOTAL NET ASSETS - 100.0%					$ 58,944,562

Percentages are stated as a percent of net assets.
(a) Variable Rate
(b) This security or portion of this security is out on loan at March 31, 2008.
(c) Fair valued by Valuation Committee.
ADR American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 5,444,475	$ —
Level 2 - Other significant observable inputs	62,309,040	—
Level 3 - Significant unobservable inputs	446,041	—
Total	$ 68,199,556	$ —

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 518,020	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(55,537)	—
Net purchases (sales/paydowns)	(16,442)	—
Transfers in and / or out of Level 3 *	—	—
Balance as of 03/31/08	$ 446,041	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 5.5%
26,300	McDonald's Corp.	$1,466,751
29,580	Yum! Brands, Inc. (b)	1,100,672
		2,567,423
Consumer Staples - 18.4%
15,460	Altria Group, Inc.	343,212
17,000	Coca-Cola Co./The	1,034,790
17,440	Colgate-Palmolive Co. (b)	1,358,750
28,000	CVS Caremark Corp. (b)	1,134,280
17,790	General Mills, Inc.	1,065,265
14,500	Kellogg Co. (b)	762,120
7,500	Kimberly-Clark Corp.	484,125
12,740	PepsiCo, Inc.	919,828
15,460	Philip Morris International Inc. (a)	781,967
10,800	Procter & Gamble Co./The	756,756
		8,641,093
Energy - 20.6%
1,420	Anadarko Petroleum Corp.	89,503
941	Baker Hughes, Inc.	64,458
24,400	Chesapeake Energy Corp. (b)	1,126,060
14,430	Chevron Corp.	1,231,745
25,600	Exxon Mobil Corp. (b)	2,165,248
12,890	Hess Corp. (b)	1,136,640
12,300	Marathon Oil Corp.	560,880
23,300	Peabody Energy Corp. (b)	1,188,300
5,700	Schlumberger Ltd.	495,900
13,140	Valero Energy Corp. (b)	645,305
15,625	XTO Energy, Inc. (b)	966,563
		9,670,602
Financials - 4.5%
26,100	Aflac, Inc. (b)	1,695,195
22,640	Charles Schwab Corp./The (b)	426,311
		2,121,506
Health Care - 14.8%
14,000	Aetna Inc. (b)	589,260
22,300	Baxter International, Inc.	1,289,386
5,000	CIGNA Corp.	202,850
5,210	Coventry Health Care, Inc. (a)(b)	210,224
10,000	Gilead Sciences, Inc. (a)(b)	515,300
6,550	Humana Inc. (a)	293,833
7,500	Laboratory Corp. of America Holdings (a)(b)	552,600
47,120	Schering-Plough Corp.	678,999
19,000	St. Jude Medical, Inc. (a)	820,610
23,800	Thermo Fisher Scientific Inc. (a)	1,352,792
9,500	UnitedHealth Group, Inc.	326,420
3,200	WellPoint Inc. (a)	141,216
		6,973,490
Industrials - 12.3%
7,900	Boeing Co./The	587,523
9,400	Cummins Inc. (b)	440,108
18,000	Expeditors International of Washington, Inc. (b)	813,240
17,280	General Dynamics Corp.	1,440,634
18,770	General Electric Co.	694,678
16,340	Illinois Tool Works Inc.	788,078
12,200	Ingersoll-Rand Co. Ltd. - Class A (b)	543,876
8,000	Rockwell Collins, Inc.	457,200
		5,765,337
Information Technology - 15.3%
9,200	Apple Inc. (a)(b)	1,320,200
48,617	Cisco Systems, Inc. (a)	1,171,184
12,450	Dell Inc. (a)(b)	248,004
24,960	eBay, Inc. (a)(b)	744,806
15,100	EMC Corp. (a)	216,534
9,200	Fiserv, Inc. (a)	442,428
10,801	International Business Machines Corp. (IBM)	1,243,627
18,200	Microsoft Corp.	516,516
66,332	Oracle Corp. (a)(b)	1,297,454
		7,200,753
Materials - 6.4%
8,300	CONSOL Energy Inc.	574,277
9,200	Freeport-McMoRan Copper & Gold, Inc. (b)	885,224
3,250	Potash Corp. of Saskatchewan Inc.	504,432
12,490	Praxair, Inc. (b)	1,052,033
		3,015,966

TOTAL COMMON STOCKS (Cost $43,990,849)		45,956,170
SHORT TERM INVESTMENT - 2.6%
Money Market Investment - 2.6%
1,202,376	First American Prime Obligations Fund	1,202,376
TOTAL SHORT TERM INVESTMENT (Cost $1,202,376)		1,202,376

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 41.7%
Certificate of Deposit - 3.2%
$ 761,409	Bank of Scotland, 4.614%, 02/06/09	760,967
761,409	Barclays Bank of New York, 3.361%, 03/16/09	761,409
		1,522,376
Commercial Paper - 9.8%
761,409	Allstate Life Global Funding, 3.332%, 03/20/09	761,828
380,704	Barton Capital Corp., 3.265%, 04/11/08	380,388
380,704	Falcon Asset Securitization Corp., 3.190%, 04/11/08	380,388
632,349	KKR Atlantic Funding Trust, 3.054%, 03/25/09 (c)	555,528
253,803	Sheffield Receivables, 3.053%, 04/08/08	253,648
507,606	Svenska Handelsbanken AB, 4.653%, 02/06/09	507,393
253,803	Thames Asset Global Securitization No. 1 Inc., 2.871%, 06/27/08	252,102
380,704	Three Pillars Funding LLC, 2.906%, 04/14/08	380,301
380,704	Tulip Funding Corp, 2.856%, 04/21/08	380,099
761,409	Wachovia Securities, Inc., 4.753%, 02/04/09	757,503
		4,609,178
Shares
Money Market Investments - 2.8%
317,951	AIM Short-Term Liquid Assets Portfolio - Institutional Class	317,951
989,832	Reserve Primary Fund	989,832
		1,307,783
Principal Amount
Repurchase Agreements - 25.9%
$ 4,822,256	Lehman Brothers, 3.170%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various corporate bonds,
	valued at $5,063,929. Repurchase proceeds are $4,822,681.)	4,822,256
7,360,286	Morgan Stanley, 2.900%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various collateralized mortgage obligations,
	valued at $7,533,507. Repurchase proceeds are $7,360,879.)	7,360,286
		12,182,542
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $19,741,108)		19,621,879

Total Investments (Cost $64,934,333) - 142.1%		66,780,425
Liabilities in Excess of Other Assets - (42.1)%		(19,778,316)
TOTAL NET ASSETS - 100.0%		$47,002,109

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2008.
(c) Fair valued by valuation committee as delegated by Rochdale Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 48,466,329	$ —
Level 2 - Other significant observable inputs	17,758,568	—
Level 3 - Significant unobservable inputs	555,528	—
Total	$ 66,780,425	$ —

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 637,177	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(61,170)	—
Net purchases (sales/paydowns)	(20,479)	—
Transfers in and / or out of Level 3 *	—	—
Balance as of 03/31/08	$ 555,528	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 1.3%
6,100	Hasbro, Inc. (b)	$170,190
21,100	Macys, Inc. (b)	486,566
		656,756
Consumer Staples - 3.5%
1,900	Altria Group, Inc.	42,180
5,860	CVS Caremark Corp. (b)	237,389
1,314	Kraft Foods, Inc. - Class A	40,747
18,000	PepsiCo, Inc. (b)	1,299,600
1,900	Philip Morris International Inc. (a)	96,102
		1,716,018
Energy - 9.6%
6,772	Chevron Corp. (b)	578,058
7,128	ConocoPhillips (b)	543,225
5,162	Devon Energy Corp. (b)	538,552
4,000	Hess Corp. (b)	352,720
10,784	Marathon Oil Corp.	491,750
8,502	Occidental Petroleum Corp.	622,091
9,000	Peabody Energy Corp. (b)	459,000
9,500	Rowan Companies, Inc.	391,210
15,656	Valero Energy Corp.	768,866
		4,745,472
Financials - 24.5%
4,814	ACE Ltd.	265,059
7,387	Aflac, Inc. (b)	479,786
10,625	Allstate Corp./The	510,637
28,794	Bank of America Corp. (b)	1,091,581
10,800	BB&T Corp. (b)	346,248
20,000	Citigroup, Inc.	428,400
2,800	Goldman Sachs Group, Inc./The	463,092
3,894	Hartford Financial Services Group, Inc.	295,048
42,900	Janus Capital Group Inc.	998,283
20,934	JP Morgan Chase & Co.	899,115
15,000	KeyCorp	329,250
26,539	Metlife, Inc. (b)	1,599,240
2,800	Plum Creek Timber Co., Inc.	113,960
16,232	Progressive Corp./The (b)	260,848
9,100	ProLogis (b)	535,626
6,552	Prudential Financial, Inc.	512,694
15,400	Regions Financial Corp. (b)	304,150
5,100	SAFECO Corp. (b)	223,788
10,250	Travelers Companies, Inc./The	490,463
11,628	UnumProvident Corp.	255,932
35,845	Wachovia Corp. (b)	967,815
23,628	Wells Fargo & Co. (b)	687,575
		12,058,590
Health Care - 7.6%
5,200	AmerisourceBergen Corp. (b)	213,096
10,200	Amgen, Inc. (a)(b)	426,156
16,900	Applera Corp. - Applied Biosystems Group	555,334
20,667	Covidien Ltd.	914,515
20,900	PerkinElmer, Inc.	506,825
20,000	Thermo Fisher Scientific Inc. (a)	1,136,800
		3,752,726
Industrials - 15.4%
2,500	3M Co. (b)	197,875
11,400	CSX Corp. (b)	639,198
39,600	Cummins, Inc. (b)	1,854,072
8,782	Deere & Co. (b)	706,424
8,124	General Dynamics Corp.	677,298
16,130	General Electric Co.	596,971
3,400	Honeywell International, Inc.	191,828
15,546	Ingersoll-Rand Co., Ltd. - Class A (b)	693,041
7,584	Norfolk Southern Corp.	411,963
10,686	Northrop Grumman Corp.	831,478
8,800	Raytheon Co. (b)	568,568
3,400	United Technologies Corp.	233,988
		7,602,704
Information Technology - 6.9%
24,200	CA Inc. (b)	544,500
17,600	Electronic Data Systems Corp.	293,040
15,000	EMC Corp. (a)	215,100
10,000	Hewlett-Packard Co.	456,600
22,800	NetApp, Inc. (a)(b)	457,140
45,850	Sun Microsystems, Inc. (a)(b)	712,051
20,667	Tyco Electronics Ltd	709,291
		3,387,722
Materials - 6.6%
17,950	Dow Chemical Co./The (b)	661,458
5,665	Eastman Chemical Co.	353,779
12,000	Freeport-McMoRan Copper & Gold, Inc. (b)	1,154,640
4,218	Nucor Corp. (b)	285,727
5,600	Rohm & Haas Co. (b)	302,848
4,000	United States Steel Corp.	507,480
		3,265,932
Telecommunication Services - 9.1%
65,522	AT&T, Inc.	2,509,492
53,326	Verizon Communications, Inc. (b)	1,943,733
		4,453,225
Utilities - 11.2%
35,500	American Electric Power Co., Inc. (b)	1,477,865
5,000	Consolidated Edison, Inc. (b)	198,500
20,359	Exelon Corp. (b)	1,654,576
2,400	PG&E Corp.	88,368
7,900	PPL Corp.	362,768
18,800	Sempra Energy	1,001,664
20,200	Southern Co./The (b)	719,322
		5,503,063
TOTAL COMMON STOCKS (Cost $45,136,051)		47,142,208
WARRANTS & RIGHTS - 0.0%
111	Seagate Technology, Inc. Tax Refund Rights (a)	0
TOTAL WARRANTS & RIGHTS (Cost $0)		0
SHORT TERM INVESTMENT - 4.6%
Money Market Investment - 4.6%
2,285,949	First American Prime Obligations Fund	2,285,949
TOTAL SHORT TERM INVESTMENT (Cost $2,285,949)		2,285,949

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 45.7%
Certificate of Deposits - 3.5%
$ 868,704	Bank of Scotland, 4.614%, 02/06/09	868,200
868,704	Barclays Bank of New York, 3.361%, 03/16/09	868,704
		1,736,904
Commercial Paper - 11.0%
868,704	Allstate Life Global Funding, 3.332%, 03/20/09	869,181
434,352	Barton Capital Corp., 3.265%, 04/11/08	433,991
434,352	Falcon Asset Securitization Corp., 3.190%, 04/11/08	433,991
866,543	KKR Atlantic Funding Trust, 3.054%, 03/25/09 (c)	761,271
289,568	Sheffield Receivables, 3.053%, 04/08/08	289,391
579,136	Svenska Handelsbanken AB, 4.653%, 02/06/09	578,892
289,568	Thames Asset Global Securitization No. 1 Inc., 2.871%, 06/27/08	287,628
434,352	Three Pillars Funding LLC, 2.906%, 04/14/08	433,891
434,352	Tulip Funding Corp, 2.856%, 04/21/08	433,661
868,704	Wachovia Securities, Inc., 4.753%, 02/04/09	864,247
		5,386,144
Shares
Money Market Investments - 3.0%
362,755	AIM Short-Term Liquid Assets Portfolio - Institutional Class	362,755
1,129,315	Reserve Primary Fund	1,129,315
		1,492,070
Principal Amount
Repurchase Agreements - 28.2%
5,501,789	Lehman Brothers, 3.170%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various corporate bonds,
	valued at $5,777,517. Repurchase proceeds are $5,502,273.)	5,501,789
8,397,467	Morgan Stanley, 2.900%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various collateralized mortgage obligations,
	valued at $8,595,099. Repurchase proceeds are $8,398,144.)	8,397,467
		13,899,256
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $22,603,197)		22,514,374

Total Investments (Cost $70,025,197) - 146.0%		71,942,531
Liabilities in Excess of Other Assets - (46.0)%		(22,663,532)
TOTAL NET ASSETS - 100.0%		$49,278,999

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2008.
(c) Fair valued by valuation committee as delegated by Rochdale Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 50,920,227	$ —
Level 2 - Other significant observable inputs	20,261,033	—
Level 3 - Significant unobservable inputs	761,271	—
Total	$ 71,942,531	$ —

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 880,642	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(91,308)	—
Net purchases (sales/paydowns)	(28,063)	—
Transfers in and / or out of Level 3 *	—	—
Balance as of 03/31/08	$ 761,271	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 96.3%
Consumer Staples - 4.4%
9,000	Church & Dwight Co., Inc. (b)	$488,160
18,000	Flowers Foods, Inc.	445,500
10,440	Pepsi Bottling Group, Inc./The (b)	354,020
7,343	TreeHouse Foods, Inc. (a)	167,861
		1,455,541
Energy - 19.0%
43,021	Encore Acquisition Co. (a)(b)	1,732,886
5,126	Frontier Oil Corp. (b)	139,735
3,338	Newfield Exploration Co. (a)(b)	176,413
17,550	Petroleum Development Corp. (a)(b)	1,215,688
30,997	Pioneer Natural Resources Co. (b)	1,522,573
18,446	Southwestern Energy Co. (a)	621,446
9,145	Sunoco, Inc. (b)	479,838
9,268	Superior Energy Services, Inc. (a)	367,198
		6,255,777
Financials - 11.5%
6,166	Arthur J. Gallagher & Co. (b)	145,641
14,395	Federated Investors, Inc. - Class B (b)	563,708
5,794	HCC Insurance Holdings, Inc.	131,466
6,137	SEI Investments Co.	151,523
3,611	StanCorp Financial Group, Inc.	172,281
2,709	Torchmark Corp.	162,838
28,590	Tower Group, Inc. (b)	719,610
34,910	W.R. Berkley Corp.	966,658
24,471	Waddell & Reed Financial, Inc.	786,253
		3,799,978
Health Care - 20.4%
25,000	Amedisys, Inc. (a)(b)	983,500
19,965	AmSurg Corp. (a)	472,771
37,951	Applera Corp. - Applied Biosystems Group (b)	1,247,070
14,064	Coventry Health Care, Inc. (a)(b)	567,483
4,430	Health Net Inc. (a)	136,444
13,315	Humana Inc. (a)	597,311
18,811	Lincare Holdings Inc. (a)(b)	528,777
10,000	Meridian Bioscience, Inc. (b)	334,300
53,810	Par Pharmaceutical Companies, Inc. (a)(b)	935,756
6,500	Techne Corp. (a)	437,840
8,750	Waters Corp. (a)	487,375
		6,728,627
Industrials - 15.7%
33,977	AMETEK, Inc.	1,491,930
5,908	Copart, Inc. (a)	228,994
15,283	Cubic Corp.	434,496
24,948	Donaldson Co., Inc. (b)	1,004,905
11,189	Jacobs Engineering Group Inc. (a)(b)	823,399
16,100	Manitowoc Co., Inc./The (b)	656,880
6,784	Rockwell Collins, Inc.	387,706
5,360	Waste Connections, Inc. (a)(b)	164,766
		5,193,076
Information Technology - 15.6%
15,500	Activision, Inc. (a)	423,305
7,344	Amphenol Corp. - Class A (b)	273,564
11,159	Broadridge Financial Solutions, Inc.	196,399
36,000	Epicor Software Corp. (a)(b)	403,200
23,931	Intuit Inc. (a)	646,376
22,745	Jack Henry & Associates, Inc.	561,119
11,000	McAfee, Inc. (a)	363,990
11,446	NCR Corp. (a)	261,312
5,639	Progress Software Corp. (a)	168,719
30,632	QLogic Corp. (a)(b)	470,201
50,778	Western Digital Corp. (a)(b)	1,373,037
		5,141,222
Materials - 8.9%
16,906	Airgas, Inc.	768,716
4,753	AptarGroup, Inc. (b)	185,034
15,352	Ball Corp. (b)	705,271
36,241	Commercial Metals Co.	1,086,143
4,021	Ecolab, Inc. (b)	174,632
		2,919,796
Utilities - 0.8%
4,000	Energen Corp.	249,200
TOTAL COMMON STOCKS (Cost $30,058,454)		31,743,217
SHORT TERM INVESTMENT - 4.4%
Money Market Investment - 4.4%
1,431,379	First American Prime Obligations Fund	1,431,379
TOTAL SHORT TERM INVESTMENT (Cost $1,431,379)		1,431,379

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 38.5%
Certificate of Deposit: 2.9%
$ 475,424	Bank of Scotland, 4.614%, 02/06/09	475,424
475,424	Barclays Bank of New York, 3.361%, 03/16/09	475,149
		950,573
Commercial Paper - 10.1%
475,424	Allstate Life Global Funding, 3.332%, 03/20/09	475,686
237,712	Barton Capital Corp., 3.265%, 04/11/08	237,515
237,712	Falcon Asset Securitization Corp., 3.190%, 04/11/08	237,515
904,082	KKR Atlantic Funding Trust, 3.054%, 03/25/09 (c)	794,250
158,475	Sheffield Receivables, 3.053%, 04/08/08	158,378
316,950	Svenska Handelsbanken AB, 4.653%, 02/06/09	316,816
158,475	Thames Asset Global Securitization No. 1 Inc., 2.871%, 06/27/08	157,413
237,712	Three Pillars Funding LLC, 2.906%, 04/14/08	237,460
237,712	Tulip Funding Corp, 2.856%, 04/21/08	237,334
475,424	Wachovia Securities, Inc., 4.753%, 02/04/09	472,985
		3,325,352
Shares
Money Market Investments: 2.5%
198,529	AIM Short-Term Liquid Assets Portfolio	198,529
618,052	Reserve Primary Fund	618,052
		816,581
Principal Amount
Repurchase Agreements - 23.0%
$ 3,011,021	Lehman Brothers, 3.170%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various corporate bonds,
	valued at $3,161,922. Repurchase proceeds are $3,011,286.)	3,011,021
4,595,769	Morgan Stanley, 2.900%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various collateralized mortgage obligations,
	valued at $4,703,929. Repurchase proceeds are $4,596,140.)	4,595,769
		7,606,790
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $12,794,189)		12,699,296

Total Investments (Cost $44,284,022) - 139.2%		45,873,892
Liabilities in Excess of Other Assets - (39.2)%		(12,911,670)
TOTAL NET ASSETS - 100.0%		$32,962,222

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2008
(c) Fair valued by valuation committee as delegated by Rochdale Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 33,991,177	$ —
Level 2 - Other significant observable inputs	11,088,465	—
Level 3 - Significant unobservable inputs	794,250	—
Total	$ 45,873,892	$ —

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 918,442	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(94,913)	—
Net purchases (sales/paydowns)	(29,279)	—
Transfers in and / or out of Level 3 *	—	—
Balance as of 03/31/08	$ 794,250	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 93.5%
Consumer Staples - 1.2%
7,800	BJ's Wholesale Club, Inc. (a)(b)	$278,382
4,300	Great Atlantic & Pacific Tea Co., Inc. (a)(b)	112,746
		391,128
Energy - 14.9%
6,350	Arch Coal, Inc. (b)	276,225
2,470	Bristow Group, Inc. (a)	132,565
4,550	Exterran Holdings Inc. (a)(b)	293,657
7,667	Forest Oil Corp. (a)(b)	375,376
5,052	Helmerich & Payne, Inc.	236,787
31,500	ION Geophysical Corp. (a)(b)	434,700
5,200	Lufkin Industries, Inc.	331,864
11,250	Massey Energy Co. (b)	410,625
2,200	NATCO Group, Inc. - Class A (a)(b)	102,850
3,892	Newfield Exploration Co. (a)(b)	205,692
4,250	Oceaneering International, Inc. (a)	267,750
5,997	Overseas Shipholding Group, Inc. (b)	420,030
2,200	Peabody Energy Corp. (b)	112,200
3,629	Pioneer Natural Resources Co. (b)	178,257
7,000	Pride International, Inc. (a)(b)	244,650
4,500	SEACOR Holdings Inc. (a)(b)	384,120
3,400	Tidewater, Inc. (b)	187,374
3,000	W-H Energy Services, Inc. (a)	206,550
		4,801,272
Financials - 7.7%
10,166	American Financial Group Inc.	259,843
3,400	Hanover Insurance Group Inc.	139,876
6,000	Health Care REIT, Inc. (b)	270,780
5,100	Investment Technology Group, Inc. (a)(b)	235,518
1,700	Northern Trust Corp. (b)	112,999
7,902	Protective Life Corp. (b)	320,505
8,061	RLI Corp. (b)	399,584
9,400	Selective Insurance Group	224,472
7,300	Senior Housing Properties Trust (b)	173,010
4,160	Stancorp Financial Group, Inc.	198,474
5,551	W.R. Berkley Corp.	153,707
		2,488,768
Health Care - 1.7%
4,400	Analogic Corp.	292,776
3,200	Chemed Corp. (b)	135,040
4,000	Health Net Inc. (a)	123,200
		551,016
Index Fund - 0.6%
5,200	Utilities Select Sector SPDR Fund (b)	197,288

Industrials - 21.9%
2,400	A.O. Smith Corp.	78,888
3,939	AAR Corp. (a)	107,417
4,900	AGCO Corp. (a)(b)	293,412
5,000	Albany International Corp. - Class A (b)	180,700
10,114	Applied Industrial Technologies, Inc. (b)	302,308
10,800	Applied Signal Technology, Inc.	127,440
4,837	Astec Industries, Inc. (a)(b)	187,482
3,400	Barnes Group, Inc.	78,030
3,578	Curtiss-Wright Corp. (b)	148,415
4,133	DRS Technologies, Inc. (b)	240,871
5,849	Esterline Technologies Corp. (a)	294,614
5,018	Flowserve Corp.	523,779
1,000	Fluor Corp. (b)	141,160
5,900	Hubbell Inc. - Class B (b)	257,771
4,900	Joy Global, Inc. (b)	319,284
9,650	KBR, Inc. (a)	267,595
3,600	Kennametal, Inc.	105,948
1,000	Lincoln Electric Holdings, Inc.	64,490
3,400	Manitowoc Co., Inc./The (b)	138,720
4,883	Moog, Inc. (a)(b)	206,111
4,900	MSC Industrial Direct Co., Inc. - Class A (b)	207,025
9,400	Pentair, Inc.	299,860
7,950	Quanta Services, Inc. (a)(b)	184,202
8,488	Robbins & Myers, Inc.	277,133
3,700	Roper Industries, Inc. (b)	219,928
7,300	Shaw Group Inc./The (a)	344,122
3,300	SPX Corp.	346,170
12,470	Timken Co./The (b)	370,608
2,900	URS Corp. (a)	94,801
19,900	Vicor Corp. (b)	237,606
15,504	Woodward Governor Co.	414,267
		7,060,157
Information Technology - 10.2%
11,825	Agilysys, Inc.	137,170
2,020	Anixter International, Inc. (a)(b)	129,361
15,503	Avnet, Inc. (a)(b)	507,413
9,800	Benchmark Electronics, Inc. (a)(b)	175,910
8,700	Cypress Semiconductor Corp. (a)	205,407
7,215	Fidelity National Information Services, Inc.	275,180
15,800	Harmonic Inc. (a)	120,080
21,800	Ingram Micro Inc. - Class A (a)	345,094
14,810	Insight Enterprises, Inc. (a)	259,175
8,100	Intersil Corp. (b)	207,927
7,500	JDA Software Group, Inc. (a)	136,875
7,700	Tech Data Corp. (a)	252,560
11,095	THQ, Inc. (a)(b)	241,871
32,200	Vishay Intertechnology, Inc. (a)	291,732
		3,285,755
Materials - 13.9%
8,200	Albemarle Corp. (b)	299,464
3,592	AptarGroup, Inc. (b)	139,837
3,500	Arch Chemicals, Inc. (b)	130,410
3,600	Cytec Industries, Inc.	193,860
4,700	Deltic Timber Corp. (b)	261,790
9,000	FMC Corp.	499,410
4,800	H.B. Fuller Co.	97,968
6,620	Lubrizol Corp./The	367,476
5,656	Minerals Technologies, Inc. (b)	355,197
3,300	OM Group, Inc. (a)(b)	179,982
5,900	Packaging Corp of America	131,747
7,000	Penford Corp.	152,110
8,949	Quanex Corp. (b)	463,021
4,706	Reliance Steel & Aluminum Co. (b)	281,701
10,691	RPM International, Inc. (b)	223,870
7,899	Schulman (A.), Inc. (b)	162,166
2,600	Scotts Miracle-Gro Co./The - Class A (b)	84,292
15,350	Sensient Technologies Corp.	452,671
		4,476,972
Telecommunication Services - 0.9%
10,100	Neustar, Inc. - Class A (a)(b)	267,448

Utilities - 20.5%
4,500	AGL Resources, Inc.	154,440
2,000	Allegheny Energy, Inc. (b)	101,000
6,400	Alliant Energy Corp.	224,064
9,600	American States Water Co. (b)	345,600
6,500	Atmos Energy Corp.	165,750
16,470	Avista Corp.	322,153
5,400	Black Hills Corp. (b)	193,212
6,700	Centerpoint Energy, Inc. (b)	95,609
7,000	CMS Energy Corp. (b)	94,780
8,500	DPL Inc. (b)	217,940
5,000	Equitable Resources, Inc.	294,500
5,390	Great Plains Energy Inc. (b)	132,863
5,500	IDACORP, Inc. (b)	176,605
4,100	Integrys Energy Group, Inc. (b)	191,224
15,400	MDU Resources Group, Inc.	378,070
8,250	New Jersey Resources Corp. (b)	256,163
11,400	NiSource, Inc. (b)	196,536
11,100	Northeast Utilities	272,394
6,056	OGE Energy Corp. (b)	188,766
9,703	ONEOK, Inc.	433,045
14,839	Pepco Holdings, Inc.	366,820
7,300	Piedmont Natural Gas Co., Inc. (b)	191,698
1,600	Questar Corp.	90,496
3,432	SCANA Corp.	125,543
29,410	Sierra Pacific Resources	371,448
8,984	UGI Corp. (b)	223,881
8,833	UIL Holdings Corp.	266,138
5,695	Unisource Energy Corp. (b)	126,771
5,700	Vectren Corp. (b)	152,931
5,900	Westar Energy, Inc. (b)	134,343
2,300	Wisconsin Energy Corp.	101,177
		6,585,960

TOTAL COMMON STOCKS (Cost 26,049,654)		30,105,764
SHORT TERM INVESTMENT - 5.5%
Money Market Investment - 5.5%
1,777,636	First American Prime Obligations Fund	1,777,636
TOTAL SHORT TERM INVESTMENT (Cost $1,777,636)		1,777,636

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 42.7%
Certificate of Deposit - 3.2%
$ 511,879	Bank of Scotland, 4.614%, 02/06/09	511,582
511,879	Barclays Bank of New York, 3.361%, 03/16/09	511,879
		1,023,461
Commercial Paper - 11.3%
511,879	Allstate Life Global Funding, 3.332%, 03/20/09	512,161
255,940	Barton Capital Corp., 3.265%, 04/11/08	255,728
255,940	Falcon Asset Securitization Corp., 3.190%, 04/11/08	255,728
1,047,776	KKR Atlantic Funding Trust, 3.054%, 03/25/09 (c)	920,487
170,626	Sheffield Receivables, 3.053%, 04/08/08	170,523
341,252	Svenska Handelsbanken AB, 4.653%, 02/06/09	341,110
170,626	Thames Asset Global Securitization No. 1 Inc., 2.871%, 06/27/08	169,484
255,940	Three Pillars Funding LLC, 2.906%, 04/14/08	255,669
255,940	Tulip Funding Corp, 2.856%, 04/21/08	255,533
511,879	Wachovia Securities, Inc., 4.753%, 02/04/09	509,254
		3,645,677
Shares
Money Market Investments - 2.7%
213,752	AIM Short-Term Liquid Assets Portfolio - Institutional Class	213,752
665,442	Reserve Primary Fund	665,442
		879,194
Principal Amount
Repurchase Agreements - 25.5%
$ 3,241,905	Lehman Brothers, 3.170%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various corporate bonds,
	valued at $3,404,376. Repurchase proceeds are $3,242,190.)	3,241,905
4,948,170	Morgan Stanley, 2.900%, Dated 03/31/08, Due 04/01/08,
	(Collateralized by various collateralized mortgage obligations,
	valued at $5,064,623. Repurchase proceeds are $4,948,567.)	4,948,170
		8,190,075
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $13,830,588)		13,738,407

Total Investments (Cost $41,657,878) - 141.7%		45,621,807
Liabiities in Excess of Other Assets - (41.7)%		(13,423,768)
TOTAL NET ASSETS - 100.0%		$32,198,039

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) This security or portion of this security is out on loan at March 31, 2008
(c) Fair valued by valuation committee as delegated by Rochdale Funds' Board of Directors

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 32,762,594	$ —
Level 2 - Other significant observable inputs	11,938,726	—
Level 3 - Significant unobservable inputs	920,487	—
Total	$ 45,621,807	$ —

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 1,067,217	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(112,797)	—
Net purchases (sales/paydowns)	(33,933)	—
Transfers in and / or out of Level 3 *	—	—
Balance as of 03/31/08	$ 920,487	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of March 31, 2008 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$45,193,225	$47,422,000	$31,489,833	$27,827,291
GROSS UNREALIZED APPRECIATION	4,664,477	6,487,391	3,661,267	6,086,118
GROSS UNREALIZED DEPRECIATION	(2,798,707)	(4,570,057)	(2,071,398)	(2,122,190)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$1,865,770	$1,917,334	$1,589,869	$3,963,928

	Dividend & Income	Intermediate Fixed Income
COST OF INVESTMENTS	$69,263,213	$58,040,057
GROSS UNREALIZED APPRECIATION	8,764,106	1,006,754
GROSS UNREALIZED DEPRECIATION	(8,173,539)	(912,609)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$590,567	$94,145

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                                  Garrett R. D’Alessandro, President

Date  5/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                                  Garrett R. D’Alessandro, President

Date  5/30/08

By (Signature and Title)  /s/ Edmund L. Towers
                                                                  Edmund L. Towers, Treasurer

Date  5/30/08